Capital structure and financing - C.5. Cash and deposits (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[2]	Dec. 31, 2016	[2]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 1,164,000,000	$ 528,000,000	[1],[2],[3]	$ 619,000,000		$ 646,000,000
Restricted cash	155,000,000	158,000,000	[1],[3]
Non-current financial assets pledged as collateral for contingent liabilities	0	0
Current financial assets pledged as collateral for contingent liabilities	1,000,000	2,000,000
US Dollar
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	834,000,000	229,000,000
Total debt denominated in other currencies
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	330,000,000	299,000,000
Mobile Financial Services
Cash and Cash Equivalents [Line Items]
Restricted cash	150,000,000	155,000,000
Other Banks
Cash and Cash Equivalents [Line Items]
Restricted cash	$ 5,000,000	$ 3,000,000

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	Re-presented for discontinued operations (shown in note A.4. and E.4.2.). 2018 and 2017 were not restated for the application of IFRS 16, and , additionally,2017 was not restated for the application of IFRS 15 and IFRS 9, as the Group elected the modified retrospective approach.
[3]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).